Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 10,235	$ 42,480
Accounts receivable, net of allowances of $231 and $272, respectively	1,889	1,454
Other receivables	86	215
Inventory, net	2,442	1,965
Short-term investments	0	43,125
Note receivable	150	0
Prepaid expenses and other current assets	2,803	3,953
Current assets of discontinued operations	12,261	12,770
Total Current Assets	29,866	105,962
Property and equipment, net	1,064	1,211
Operating lease right-of-use asset, net	531	1,013
Software development costs, net	1,265	1,144
Investments in equity securities	330	1,838
Long-term investments	716	2,500
Intangible assets, net	2,994	10,010
Goodwill, net	0	2,127
Other assets	158	177
Non-current assets of discontinued operations	20,711	30,691
Total Assets	57,635	156,673
Current Liabilities
Accounts payable	1,503	1,753
Accrued liabilities	2,619	2,783
Operating lease obligation, current	211	430
Deferred revenue	1,323	1,660
Short-term debt	13,643	3,490
Acquisition liability	197	5,114
Current liabilities of discontinued operations	5,218	11,901
Total Current Liabilities	24,714	27,131
Long Term Liabilities
Operating lease obligation, noncurrent	334	577
Acquisition liability, noncurrent	0	220
Non-current liabilities of discontinued operations	472	559
Total Liabilities	25,520	28,487
Commitments and Contingencies
Stockholders’ Equity
Common Stock - $0.001 par value; 500,000,000 shares authorized; 3,570,894 and 1,730,141 issued and 3,570,893 and 1,730,140 outstanding as of December 31, 2022 and December 31, 2021, respectively.	4	2
Additional paid-in capital	346,668	332,761
Treasury stock, at cost, 1 share	(695)	(695)
Accumulated other comprehensive income	1,061	44
Accumulated deficit	(313,739)	(250,309)
Stockholders’ Equity Attributable to Inpixon	33,299	81,803
Non-controlling Interest	(1,184)	1,688
Total Stockholders’ Equity	32,115	83,491
Total Liabilities, Mezzanine Equity and Stockholders’ Equity	57,635	156,673
Series 7 Convertible Preferred Stock
Mezzanine Equity
Convertible preferred stock	0	44,695
Series 8 Preferred Stock
Mezzanine Equity
Convertible preferred stock	0	0
Series 4 Convertible Preferred Stock
Stockholders’ Equity
Preferred Stock	0	0
Series 5 Convertible Preferred Stock
Stockholders’ Equity
Preferred Stock	$ 0	$ 0